UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
December 31, 2013 (unaudited)

Number
of Shares	Description	Fair Value
	Common Stocks - 95.6%
	Energy - 31.4%
18,025	Energy Transfer Equity LP	$ 1,473,364
31,428	Energy Transfer Partners LP	1,799,253
17,150	Ensco PLC - Class A (United Kingdom)	980,637
32,683	Enterprise Products Partners LP	2,166,883
14,498	Golar LNG Ltd. (Bermuda)	526,132
19,936	Kinder Morgan Energy Partners LP	1,608,038
12,081	Linn Energy LLC	371,974
16,666	ONEOK Partners LP	877,465
16,967	Plains All American Pipeline LP	878,382
38,897	Seadrill Ltd. (Bermuda)	1,597,889
20,448	Spectra Energy Corp.	728,358
54,228	The Williams Cos., Inc.	2,091,574
18,505	Total SA, ADR (France)	1,133,802
		16,233,751
	Financials - 5.4%
28,171	Ares Capital Corp.	500,599
11,964	Bank of Montreal (Canada)	797,520
19,331	CME Group, Inc. - Class A	1,516,710
		2,814,829
	Health Care - 14.5%
14,734	Baxter International, Inc.	1,024,750
27,818	GlaxoSmithKline PLC, ADR (United Kingdom)	1,485,203
17,680	Johnson & Johnson	1,619,311
45,991	Merck & Co., Inc.	2,301,850
34,772	Pfizer, Inc.	1,065,066
		7,496,180
	Industrials - 4.8%
89,809	General Electric Co.	2,517,346

	Information Technology - 12.0%
32,473	CA, Inc.	1,092,717
47,443	Cisco Systems, Inc.	1,065,095
88,344	Intel Corp.	2,293,410
29,408	Maxim Integrated Products, Inc.	820,777
20,687	Microchip Technology, Inc.	925,743
		6,197,742
	Materials - 4.6%
26,756	International Paper Co.	1,311,847
32,297	Potash Corp. of Saskatchewan, Inc. (Canada)	1,064,509
		2,376,356
	Real Estate - 5.5%
23,044	Digital Realty Trust, Inc.	1,131,921
19,979	HCP, Inc.	725,637
18,919	OMEGA Healthcare Investors, Inc.	563,786
18,505	Senior Housing Properties Trust	411,366
		2,832,710
	Telecommunication Services - 7.8%
34,477	AT&T, Inc.	1,212,211
10,019	BCE, Inc. (Canada)	433,723
60,468	Vodafone Group PLC, ADR (United Kingdom)	2,376,997
		4,022,931
	Utilities - 9.6%
35,951	American Water Works Co., Inc.	1,519,289
23,456	National Grid PLC, ADR (United Kingdom)	1,532,146
58,228	NiSource, Inc.	1,914,537
		4,965,972

	Total Common Stocks
	(Cost $42,148,368)	49,457,817

Number
of Shares	Description	Fair Value
	Money Market Mutual Funds - 3.8%
1,995,418	Fidelity Institutional Money Market
	Prime, 0.00% (a)
	(Cost $1,995,418)	$ 1,995,418

	Total Investments - 99.4%
	(Cost $44,143,786)	51,453,235

	Other Assets in excess of Liabilities - 0.6%	298,916

	Net Assets - 100.0%	$ 51,752,151

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$2,124,021	4.1%
Canada	2,295,752	4.4
France	1,133,802	2.2
United Kingdom	6,374,983	12.3
United States	39,524,677	76.4
Total Investments	51,453,235	99.4
Other Assets less Liabilities	298,916	0.6
Net Assets	$51,752,151	100.0%

ADR – American Depositary Receipt
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
SA – Corporation

(a) Interest rate shown reflects yield as of December 31, 2013.

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2013, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Dividend Total Return Fund	$ 44,149,780	$ 8,086,837	$ (783,382)	$ 7,303,455

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Fund's investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2013:

Destra Dividend Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$49,457,817	$-	$-	$49,457,817
Money Market Mutual Funds	1,995,418	-	-	1,995,418
Total	$51,453,235	$-	$-	$51,453,235
*  Please refer to the Portfolio of Investments to view securities segregated by industry type.

The Fund held no Level 2 and Level 3 securities during the period ended December 31, 2013. There were no transfers between valuation levels during the period ended December 31, 2013.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Destra Investment Trust

By (Signature and Title)*                  /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date                                                    February 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date                                                   February 13, 2014

By (Signature and Title)*                 /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date                                                    February 13, 2014

* Print the name and title of each signing officer under his or her signature.